Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Party-in-Interest Transactions
Party-in-Interest Transactions
(4)	Party-in-Interest Transactions

Certain Plan investments are shares of City National Rochdale (CNR) Mutual Funds managed by CNR and shares of common stock of RBC. CNR is a wholly owned subsidiary of CNB, which is an indirect, wholly-owned subsidiary of RBC, and thus, these are party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held the following:

	2025	2024
Number of Common Shares	800,792	883,296
Fair Market Value of Common Shares	$136,577,070	$106,529,786
Cost of Common Shares	$67,037,662	$69,131,483